Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 15,895
Liabilities from financing activities at beginning of year	15,895	€ 13,512
Cash Flows	(675)	1,910
Business Combinations	17	52
Foreign Currency	(233)	64
Fair Value Changes	(5)	(16)
Other	413	373
Liabilities from financing activities at end of year	15,411	15,895
Liabilities from financing activities at end of year		15,895
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,529	759
Cash Flows	(2,282)	(188)
Business Combinations	2	0
Foreign Currency	(17)	(6)
Fair Value Changes	0	0
Other	1,251	1,963
Liabilities from financing activities at end of year	1,482	2,529
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	11,139	10,572
Cash Flows	2,000	2,500
Business Combinations	1	0
Foreign Currency	(88)	30
Fair Value Changes	0	0
Other	(1,251)	(1,963)
Liabilities from financing activities at end of year	11,801	11,139
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,668	11,331
Cash Flows	(282)	2,312
Business Combinations	2	0
Foreign Currency	(105)	25
Fair Value Changes	0	0
Other	0	0
Liabilities from financing activities at end of year	13,283	13,668
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13	42
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(4)	1
Fair Value Changes	117	(30)
Other	0	0
Liabilities from financing activities at end of year	126	13
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(64)	(70)
Cash Flows	(16)	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	14	5
Liabilities from financing activities at end of year	(66)	(64)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	13,616	11,303
Cash Flows	(298)	2,312
Business Combinations	2	0
Foreign Currency	(109)	25
Fair Value Changes	117	(30)
Other	14	5
Liabilities from financing activities at end of year	13,344	13,616
Accrued interest
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	67	47
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	1
Fair Value Changes	0	0
Other	(6)	19
Liabilities from financing activities at end of year	61	67
Interest rate swaps
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	7	(7)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	2	0
Fair Value Changes	(123)	14
Other	0	0
Liabilities from financing activities at end of year	(114)	7
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,204	2,168
Cash Flows	(378)	(403)
Business Combinations	15	52
Foreign Currency	(125)	38
Fair Value Changes	0	0
Other	404	348
Liabilities from financing activities at end of year	€ 2,120	€ 2,204